OIL AND GAS SALES AND MARKETING REVENUES (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of detailed information about oil and gas sales and marketing revenues [line items]
Gross sales	¥ 191,281		¥ 156,304	¥ 124,648
Less: Royalties	(4,215)		(3,226)	(2,398)
PRC government's share of oil	(1,194)		(1,190)	(925)
Oil and gas sales	185,872	$ 27,034	151,888	121,325
Marketing revenues	¥ 35,830	$ 5,211	¥ 28,907	¥ 20,310
Maximum [member]
Disclosure of detailed information about oil and gas sales and marketing revenues [line items]
Period of payment after the delivery of oil and gas	30 days	30 days
Period between payment and transfer of associated goods	1 year	1 year